Shareholders’ Deficit (Details Narrative) - $ / shares	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Apr. 22, 2021
Class of Stock [Line Items]
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Voting rights	Holders are entitled to one vote for each share of Class B ordinary shares.	Holders are entitled to one vote for each share of Class B ordinary shares.
Common Class A [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	300,000,000	300,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	115,000	115,000
Common shares, shares outstanding (in shares)	115,000	115,000
Common stock subject to redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)	11,500,000	11,500,000
Class A common stock subject to possible redemption, outstanding (in shares)	11,500,000	11,500,000
Common Class B [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	30,000,000	30,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	2,875,000	2,875,000
Common shares, shares outstanding (in shares)	2,875,000	2,875,000